SHORT-TERM AND LONG-TERM DEBT	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Short-term and long-term debt	SHORT-TERM AND LONG-TERM DEBT
Short and long-term debt for the company as of December 31, 2022 and 2021, is detailed in the table below:

(in thousands of $)	2022	2021
U.S. dollar denominated floating rate debt
Flex Resolute $150 Million Facility	150,000	—
Flex Enterprise $150 Million Facility	147,542	—
$320 Million Sale and Leaseback	305,974	—
$125 million term tranche under the $375 Million Facility	119,475	—
$250 Million Term Loan Facility	—	220,313
$50 million term loan under $100 Million Facility	—	44,080
Flex Rainbow Sale and Leaseback	—	131,906
$629 Million Facility	467,865	613,512
Flex Amber Sale and Leaseback	139,022	147,712
Total U.S. dollar floating rate debt	1,329,878	1,157,523

U.S. dollar denominated fixed rate debt
Hyundai Glovis Sale and Charterback	—	271,381
Flex Volunteer Sale and Leaseback	152,801	159,448
Total U.S. dollar denominated fixed rate debt	152,801	430,829

U.S. dollar denominated revolving credit facilities
$250 million revolving tranche under the $375 Million Facility	250,000	—
$70 million revolving tranche under $100 Million Facility	—	64,080
Total U.S. dollar denominated revolving credit facilities	250,000	64,080

Total debt	1,732,679	1,652,432
Less
Current portion of debt	(99,706)	(85,879)
Long-term portion of debt issuance costs	(13,749)	(14,606)
Long-term debt	1,619,224	1,551,947
Capital commitments relating to our long-term debt obligations as of December 31, 2022 are detailed in the table below:

(in thousands of $)
2023	99,706
2024	100,010
2025	308,037
2026	106,869
2027	100,417
Thereafter	1,017,640
Total	1,732,679
Flex Rainbow Sale and Leaseback
In March 2022, the Company signed an agreement for the refinancing of the vessels Flex Rainbow, Flex Ranger and Flex Endeavour under the $375 Million Facility, as further described below. In May 2022, the total outstanding balance of $128.0 million under the Flex Rainbow Sale and Leaseback was prepaid in full.
As of December 31, 2022, the net outstanding balance under the lease was $nil (December 31, 2021: $131.1 million).

$250 Million Term Loan Facility
In April 2022, the Company signed agreements for the refinancing of the vessels Flex Constellation and Flex Courageous under the $320 Million Sale and Leaseback, as further described below. In May 2022, the total outstanding balance of $217.2 million under the $250 Million Term Loan Facility was fully prepaid.
As of December 31, 2022, the net outstanding balance under the facility was $nil (December 31, 2021: $219.2 million).
$100 Million Facility
In March 2022, the Company signed an agreement for the refinancing of the vessels Flex Rainbow, Flex Ranger and Flex Endeavour under the $375 Million Facility, as further described below. In April 2022, the total outstanding balance of $106.8 million under the $100 Million Facility, was prepaid in full.

As of December 31, 2022, the net outstanding balance under the facility was $nil (December 31, 2021: $108.1 million).

Hyundai Glovis Sale and Charterback
In August and September 2022, in connection with the Company's exercise of its call options in June 2022, the vessels Flex Enterprise and Flex Endeavour were re-delivered to the Company. The Company paid an option price of $137.0 million per vessel on re-delivery. At the date of settlement, the long-term debt for Flex Enterprise and Flex Endeavour had net carrying values of $131.0 million and $130.4 million, respectively. As a result, the Company recorded extinguishment costs of $12.6 million, which included $10.9 million of direct costs and $1.7 million write-off of unamortized debt issuance costs.
As of December 31, 2022, the total net outstanding balance under the leases was $nil (December 31, 2021: $269.5 million).
$629 Million Facility
In February 2020, the Company, through five of its vessel owning subsidiaries, entered into a $629 million term loan facility (the "$629 Million Facility"), with a syndicate of banks and the Export-Import Bank of Korea ("KEXIM") for five vessels. The facility is divided into a commercial bank loan of $250.0 million (the "Commercial Loan"); a KEXIM guaranteed loan, funded by commercial banks, of $189.1 million (the "KEXIM Guaranteed Loan"); and a KEXIM direct loan of $189.9 million (the "KEXIM Direct Loan"). In July 2020, the Company utilized an accordion option of $10.0 million, to increase the Commercial Loan on the Flex Artemis by $10.0 million.
The Commercial Loan bears interest at LIBOR plus a margin of 2.35% per annum and has a final maturity date of November 30, 2025. The KEXIM Guaranteed Loan bears interest at LIBOR plus a margin of 1.20% per annum and the KEXIM Direct Loan at LIBOR plus a margin of 2.25% per annum. The KEXIM Guaranteed Loan has a term of 6 years from delivery of each vessel and the KEXIM Direct Loan a term of 12 years from delivery of each vessel, provided however that these loans will mature at the same time as the Commercial Loan if the Commercial Loan has not been refinanced at terms acceptable to the lenders. The facility includes various financial covenants, the most stringent of which are further described below.

In December 2022, in connection with the drawdown of the new financing under the Flex Resolute $150 Million Facility, the Company prepaid the full amount outstanding under the Flex Resolute tranche of the $629 Million Facility of $113.8 million.
As of December 31, 2022, the net outstanding balance under the facility was $460.5 million (December 31, 2021: $602.1 million).
Flex Amber Sale and Leaseback
In June 2020, the Company, through one of its vessel owning subsidiaries, entered into a sale and leaseback transaction with an Asian based leasing house for the vessel, Flex Amber (the "Flex Amber Sale and Leaseback"). Under the terms of the transaction, the vessel was sold for a gross consideration of $206.5 million, with a net consideration to the Company of $156.4 million, adjusted for an advance hire of $50.1 million. The vessel has been chartered back on a bareboat basis for a period of ten years. The agreement includes fixed price purchase options, whereby the Company has options to re-purchase the vessel at or after the first anniversary of the agreement, and on each anniversary thereafter. At the end of the ten-year lease period, the Company has an obligation to purchase the vessel for a net purchase price of $69.5 million. The bareboat rate payable under the lease has a fixed element, treated as principal repayment, and a variable element based on LIBOR plus a margin of 3.20% per annum calculated on the principal outstanding under the lease. The facility includes various financial covenants, the most stringent of which are further described below.
As of December 31, 2022, the net outstanding balance under the lease was $137.6 million (December 31, 2021: $146.0 million).
Flex Volunteer Sale and Leaseback
In November 2021, the Company, through one of its vessel owning subsidiaries, entered into a sale and leaseback agreement with a Japanese based lessor for the vessel, Flex Volunteer (the "Flex Volunteer Sale and Leaseback"). The transaction was executed in December 2021, whereby the vessel was sold for gross consideration of $215.0 million, with a net consideration to the Company of $160.0 million adjusted for a Charterers' down payment of $55.0 million. The agreement is treated as a financing arrangement for accounting purposes, whereby the net consideration received is considered the financed amount. The vessel has been chartered back on a bareboat charter basis for a period of ten years with a fixed daily rate of hire rate, split as interest and principal repayments. At the end of the ten-year bareboat charter period, the Company has the right to buy and the lessor has the right to sell the vessel for a consideration of $80.0 million.
As of December 31, 2022, the net outstanding balance under the lease was $151.1 million (December 31, 2021: $157.4 million).
$375 Million Facility
In March 2022, the Company signed a $375 million term and revolving credit facility with a syndicate of banks for the financing of three vessels; Flex Endeavour, Flex Rainbow and Flex Ranger (the "$375 Million Facility"). The facility is comprised of a $125.0 million term loan with a six-year repayment profile and a non-amortizing $250.0 million revolving credit facility, resulting in an average age adjusted repayment profile of 22 years. The facility bears interest at SOFR plus a margin of 2.1% per annum.

As at December 31, 2022, the net outstanding balance under the facility was $368.1 million.

$320 Million Sale and Leaseback
In April 2022, the Company, through its vessel owning subsidiaries, signed an agreement with an Asian-based lease provider for an aggregate of $320 million for two separate sale and bareboat leaseback agreements to refinance the existing facility for Flex Constellation and Flex Courageous. Under the terms of the two sale and leaseback agreements, the vessels were sold for gross consideration equivalent to the market value of each vessel and net consideration to the Company was $160.0 million per vessel, adjusted for an advance hire per vessel. The term of each lease is ten years and the Company has options to repurchase the vessels after three years. At the expiry of the ten-year charter period the Company has an obligation to repurchase the vessels for $66.5 million per vessel reflecting an age adjusted repayment profile of 20 years. The agreement bears interest at Term SOFR plus a margin of 2.5% per annum based on the outstanding balance under the lease.

In May 2022, upon closing of the transaction and delivery of the vessels Flex Constellation and Flex Courageous, the Company received net consideration, after deducting for financing costs, of $317.1 million. The Company used a portion of the proceeds to prepay the full amount outstanding of $217.2 million under the $250 Million Term Loan Facility.
As at December 31, 2022, the net outstanding balance under the lease was $303.2 million.

Flex Enterprise $150 Million Facility
In September 2022, the Company signed a $150 million term loan facility ("Flex Enterprise $150 Million Facility") with a syndicate of banks as part of the financing of the vessel, Flex Enterprise. The amount under the facility is split into an amortizing tranche of $66.3 million ("Tranche A") and a non-amortizing tranche of $83.7 million ("Tranche B") and has a weighted average margin of approximately 171 basis points plus SOFR per annum. Tranche A will amortize in full over a 6.75 year tenor of the facility. Tranche B will be repaid on the final maturity date, resulting in an average age adjusted repayment profile of 20 years for the facility. The facility includes various financial covenants, the most stringent of which are further described below.
As at December 31, 2022, the net outstanding balance under the facility was $145.8 million.

Flex Resolute $150 Million Facility
In December 2022, the Company entered into a $150 million term loan facility for the refinancing of Flex Resolute ("Flex Resolute $150 Million Facility"). The facility has an interest of SOFR plus a margin of 1.75% per annum and has a tenor of six years, which amortizes to reflect an age adjusted repayment profile of 21 years. In connection with the drawdown, the Company prepaid the full amount outstanding under the Flex Resolute tranche of the $629 Million Facility of $113.8 million. The facility includes various financial covenants, the most stringent of which are further described below.
As at December 31, 2022, the net outstanding balance under the facility was $148.5 million.

Loan covenants
Certain of our financing agreements discussed above, have, amongst other things, the following financial covenants, as amended or waived, which are tested bi-annually and quarterly, the most stringent of which require us (on a consolidated basis) to maintain:

• a book equity ratio of minimum 0.25 to 1.0;

• a positive working capital;

• minimum liquidity, including undrawn credit lines with a remaining term of at least six months, being the higher of:
(i) $25 million; and (ii) an amount equal to five percent (5%) of our total interest bearing financial indebtedness net of any cash and cash equivalents; and

•collateral maintenance test, ensuring that the aggregate value of the vessels making up the facility in question exceeds the aggregate value of the debt commitment outstanding.

As of December 31, 2022, all financial covenants have been met accordingly.